Estimated Assumptions of Fair Value of Series C Preferred Share of 51.com (Detail) (Five One Network Development Co.Ltd, Series C Preferred Stock)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Five One Network Development Co.Ltd | Series C Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.72%	1.27%
Expected volatility	50.92%	38.04%
- IPO	25.00%	50.00%
- Liquidation	25.00%	25.00%
- Redemption	50.00%	25.00%